SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Raw materials	$ 124	$ 117
Smart cart parts	2,861	2,528
Inventory in transit	35	636
Finished goods	3,904	610
Inventories	$ 6,924	$ 3,891